Commitments and Contingencies (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Lease Obligations
Operating leases, Total	$ 3,835
2013	476
2014	483
2015	442
2016	340
2017	190
Thereafter	$ 1,904